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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(D) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from September 1, 2006 to September 30, 2006

                    Commission File Number of issuing entity:
                                  333-110340-16

                        HOME EQUITY LOAN TRUST 2006-HSA2
           (Exact name of issuing entity as specified in its charter)

                 Commission File Number of depositor: 333-110340

                RESIDENTIAL FUNDING MORTGAGE SECURITIES II, INC.
              (Exact name of depositor as specified in its charter)

                         RESIDENTIAL FUNDING CORPORATION
               (Exact name of sponsor as specified in its charter)

                     Delaware                                       None
 (State or other jurisdiction of incorporation or            (I.R.S. Employer
       organization of the issuing entity)                   Identification No.)

c/o Residential Funding Corporation, as Master Servicer
         8400 Normandale Lake Boulevard                             55437
          Minneapolis, Minnesota 55437                              (Zip Code)
    (Address of principal executive offices of
                 issuing entity)

                                 (952) 857-7000
                     (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)


           Title of Class            Registered/reported pursuant to (check one)        Name of exchange
                                                                                       (If Section 12(b))
                                        Section       Section    Section 15(d)
                                         12(b)         12(g)
Home Equity Loan-Backed Term Notes,
Series 2006-HSA2, in the classes
specified herein                         [___]         [___]         [ X ]               _______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No

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                        PART I - DISTRIBUTION INFORMATION

ITEM 1 - DISTRIBUTION AND POOL PERFORMANCE INFORMATION.

        The  response  to  Item 1 is set  forth  in part  herein  and in part in
Exhibit 99.1.

        Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement relating to the Home Equity Loan Trust 2006-HSA2 Home
Equity Loan-Backed Term Notes, Series 2006-HSA2 (the "Term Notes"), dated February 22, 2006, and related Prospectus dated January 19, 2006 (collectively, the "Prospectus"), of the Home Equity Loan Trust 2006-HSA2 (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Term Notes were offered under the Prospectus: Class A-I-1, A-I-2, Class A-I-3, Class A-I-4, Class A-I-5 and Class A-II.

                           PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

Nothing to report.

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

Inapplicable.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Nothing to report.

ITEM 8 - OTHER INFORMATION.

Effective October 6, 2006, Residential Funding Corporation, the Master Servicer and Sponsor, changed its name to Residential Funding Company, LLC and converted from a Delaware corporation to a Delaware limited liability company, and HomeComings Financial Network, Inc., a Subservicer, changed its name to HomeComings Financial, LLC and converted from a Delaware corporation to a Delaware limited liability company.

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

ITEM 9 - EXHIBITS

        (a) Documents filed as part of this report.

Exhibit 99.1   October 2006 Monthly Statement to Noteholders

        (b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 4.3 Servicing Agreement dated as of February 24, 2006 among Residential Funding Corporation, as master servicer, JPMorgan Chase Bank, N.A., as indenture trustee, and the Home Equity Loan Trust 2006-HSA2, as issuer (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on March 10, 2006).

Exhibit 4.4 Amended and Restated Trust Agreement dated as of February 24, 2006 between Residential Funding Mortgage Securities II, Inc., as depositor, and Wilmington Trust Company, as owner trustee (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on March 10, 2006).

Exhibit 4.5 Indenture dated as of February 24, 2006 between Home Equity Loan Trust 2006-HSA2, as issuer, and JPMorgan Chase Bank, N.A., as indenture trustee, and Appendix A thereto (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on March 10, 2006).

Exhibit 10.1 Home Equity Loan Purchase Agreement dated as of February 24, 2006 by Residential Funding Mortgage Securities II, Inc., as purchaser, and Residential Funding Corporation, as seller (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on March 10, 2006).

Exhibit 10.2   Financial  Guaranty  Surety  Bond  issued by  Financial  Guaranty
               Insurance Company relating to Home Equity Loan-Backed Notes, Series 2006-HSA2 relating to the Class I Notes (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on March 10, 2006).

Exhibit 10.3   Financial  Guaranty  Surety  Bond  issued by  Financial  Guaranty
               Insurance Company relating to Home Equity Loan-Backed Notes, Series 2006-HSA2 relating to the Class II Notes (incorporated by reference to the exhibit with the same numerical designation included in the Report on Form 8-K filed by the Issuing Entity with the Securities and Exchange Commission on March 10, 2006).

Exhibit 99.1   October 2006 Monthly Statement to Noteholders

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                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  October 25, 2006



                                    Home Equity Loan Trust 2006-HSA2
                                    (Issuing entity)

                                    By:  Residential Funding Corporation, as
                                         Master Servicer


                                            By:  /s/ Darsi Meyer
                                                 Name:   Darsi Meyer
                                                 Title:  Director

                EXHIBIT 99.1 -- MONTHLY STATEMENT TO NOTEHOLDERS

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